Income Tax - Other information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Aug. 20, 2024 $ / shares	Mar. 19, 2024 $ / shares	Mar. 14, 2023 $ / shares	Mar. 15, 2022 $ / shares
Income tax
Valuation allowances	¥ 59,430	¥ 55,383
Tax loss carryforward	¥ 1,612,215
Statute of limitations period (in years)	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years
Underpayment of tax liability listed as special circumstance	¥ 100
Statute of limitations period for related party transaction (in years)	10 years
Withholding tax rate on dividends (as a percent)	10.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings above the threshold percentage (as a percent)	5.00%
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	25.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings below the threshold percentage (as a percent)	10.00%
Dividend declared ($ per share) | $ / shares				$ 0.35	$ 0.62	$ 0.37	$ 0.25
Dividend withholding tax	¥ 453,488	202,500
Accrued withholding tax liabilities, dividends	518,298
Payment of withholding tax expense	267,310
Undistributed Earning Of Domestic subsidiaries and variable interest entities	38,971,746	¥ 35,533,419
PRC
Income tax
Tax loss carryforward	¥ 1,307,916
Statutory income tax rate	25.00%	25.00%	25.00%